Note 8 - Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Core Deposit Intangible	Accumulated Amortization	Net Core Deposit Intangible

Core Deposit Intangible
Balance, December 31, 2014	$1,056,693	(904,681)	152,012

Amortization Expense	-	(35,748)	(35,748)

Balance, December 31, 2015	$1,056,693	$(940,429)	$116,264

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 201 6	$1,056,693	$(976,178)	$80,515